SHARE-BASED COMPENSATION - Share-based compensation expense allocation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 90,703	¥ 163,153	¥ 218,730
Selling and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	38,646	69,799	60,474
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	15,170	40,313	98,243
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 36,887	¥ 53,041	¥ 60,013